Net debt (Tables)	12 Months Ended
Jun. 30, 2025
Statement [Line Items]
Summary of Net Debt Balance and Gearing Ratio

	2025		2024
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	40	3,691	540	2,070
Notes and debentures	1,316	16,337	848	14,084
Lease liabilities	641	2,312	686	2,430
Bank overdraft and short-term borrowings	1	–	3	–
Other	20	138	7	50

Total interest bearing liabilities	2,018	22,478	2,084	18,634

Less: Lease liability associated with index-linked freight contracts	185	148	267	244

Less: Cash and cash equivalents
Cash	7,244	–	8,150	–
Short-term deposits	4,650	–	4,351	–

Less: Total cash and cash equivalents	11,894	–	12,501	–

Less: Derivatives included in net debt
Net debt management related instruments 1	13	(608)	(171)	(1,224)
Net cash management related instruments 2	(60)	–	(19)	–

Less: Total derivatives included in net debt	(47)	(608)	(190)	(1,224)

Net debt		12,924		9,120

Net assets		52,218		49,120

Gearing		19.8%		15.7%

1	Represents the net cross currency and interest rate swaps designated as effective hedging instruments included within current and non-current other financial assets and liabilities.

2	Represents the net forward exchange contracts included within current and non-current other financial assets and liabilities.

Summary of Cash and Cash Equivalents, Net of Overdrafts
Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2025	2024	2023
	US$M	US$M	US$M
Total cash and cash equivalents	11,894	12,501	12,428
Bank overdrafts and short-term borrowings	(1)	(3)	(5)

Total cash and cash equivalents, net of overdrafts	11,893	12,498	12,423

Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts
The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2025 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other financial liabilities	Obligations under lease liabilities 1	Trade and other payables 2	Total
Due for payment:
In one year or less or on demand	1,380	1,062	129	214	787	6,547	10,119
In more than one year but not more than two years	1,757	960	56	82	603	11	3,469
In more than two years but not more than five years	7,316	2,267	151	253	938	19	10,944
In more than five years	11,959	4,751	1,229	–	1,665	3	19,607

Total	22,412	9,040	1,565	549	3,993	6,580	44,139

Carrying amount	21,543	–	1,056	522	2,953	6,580	32,654

2024 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other financial liabilities	Obligations under lease liabilities 1	Trade and other payables 2	Total
Due for payment:
In one year or less or on demand	1,402	884	485	333	836	6,618	10,558
In more than one year but not more than two years	1,362	827	171	67	591	15	3,033
In more than two years but not more than five years	4,960	1,923	377	233	1,012	27	8,532
In more than five years	10,999	4,784	1,131	163	1,761	3	18,841

Total	18,723	8,418	2,164	796	4,200	6,663	40,964

Carrying amount	17,602	–	1,513	758	3,116	6,663	29,652

1	Lease liabilities due for payment in more than five years includes US$820 million (2024: US$738 million) due for payment in more than ten years.

2	Excludes input taxes of US$90 million (2024: US$101 million) included in other payables.

Currency risk [member]
Statement [Line Items]
Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency
Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2025	2024	2025	2024
	US$M	US$M	US$M	US$M
USD	19,292	15,203	4,507	4,445
EUR	2,505	2,440	8	5
AUD	1,163	1,265	3,611	3,840
GBP	1,080	1,613	25	711
CAD	3	5	3,369	3,259
Other	453	192	374	241

Total	24,496	20,718	11,894	12,501